SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASE AGREEMENTS (Details)	Jun. 30, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
For the six months ended December 31, 2025	$ 96,198
Total	$ 96,198